Revenue Recognition - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Refund liabilities	$ 36		$ 23	$ 28
Uncollectible accounts, reserves	18		17	$ 17
Deferred revenue increased related to cash received from customers	96		402
Revenue recognized related to deferred revenue	73		159
Revenue recognized from performance obligations satisfied in previous periods	$ 27	$ 17	$ 51